Schedule of Investments
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.26%
Australia–2.68%
GPT Group (The)	420,547	$1,020,791
National Storage REIT	414,717	593,855
NEXTDC Ltd.(a)	84,554	470,871
Stockland	274,176	570,922
		2,656,439
Belgium–1.64%
Aedifica S.A.	13,503	1,036,226
Cofinimmo S.A.	4,979	409,746
VGP N.V.	1,918	181,217
		1,627,189
Canada–2.28%
Chartwell Retirement Residences	172,081	1,157,297
Summit Industrial Income REIT	89,008	1,102,492
		2,259,789
France–0.39%
Klepierre S.A.	22,172	382,781
Germany–2.08%
Aroundtown S.A.	140,224	309,407
Instone Real Estate Group SE(b)	27,067	225,305
Sirius Real Estate Ltd.	452,743	357,085
Vonovia SE	53,900	1,173,065
		2,064,862
Hong Kong–5.51%
Hang Lung Properties Ltd.	503,000	821,100
Hongkong Land Holdings Ltd.	187,700	823,401
Hysan Development Co. Ltd.	115,000	289,604
Kerry Properties Ltd.	206,000	389,139
Link REIT	208,100	1,452,466
Sun Hung Kai Properties Ltd.	114,500	1,258,947
Swire Properties Ltd.	199,600	428,925
		5,463,582
Israel–0.91%
Azrieli Group Ltd.	13,319	907,313
Japan–12.31%
Advance Residence Investment Corp.	331	808,890
Daiwa House REIT Investment Corp.	107	222,096
GLP J-Reit	672	741,812
Japan Hotel REIT Investment Corp.	1,739	866,015
Japan Metropolitan Fund Investment Corp.	1,034	777,823
Japan Prime Realty Investment Corp.	268	728,154
Japan Real Estate Investment Corp.	211	868,872
Kenedix Office Investment Corp.	116	547,120
Mitsubishi Estate Logistics REIT Investment Corp.	117	365,200
Mitsui Fudosan Co. Ltd.	40,558	773,123
Mitsui Fudosan Logistics Park, Inc.	152	520,130
Nippon Accommodations Fund, Inc.	133	603,134
Nomura Real Estate Holdings, Inc.	37,800	856,920
Shares		Value
Japan–(continued)
Nomura Real Estate Master Fund, Inc.	652	$721,076
Sumitomo Realty & Development Co. Ltd.	10,300	234,542
Tokyo Tatemono Co. Ltd.	45,300	645,227
Tokyu Fudosan Holdings Corp.	257,300	1,341,800
United Urban Investment Corp.	565	584,005
		12,205,939
Macau–0.97%
Galaxy Entertainment Group Ltd.	165,000	963,407
Malta–0.01%
BGP Holdings PLC(c)	1,355,927	6,109
Singapore–2.49%
CapitaLand Ascendas REIT	214,000	398,860
CapitaLand Integrated Commercial Trust	304,200	404,436
CapitaLand Investment Ltd.	382,600	921,582
Digital Core REIT Management Pte Ltd.	925,100	645,817
Keppel REIT	147,600	101,222
		2,471,917
Sweden–1.09%
Castellum AB	54,860	607,876
Samhallsbyggnadsbolaget i Norden AB, Class B(d)	73,338	78,264
Wihlborgs Fastigheter AB	64,745	391,779
		1,077,919
United Kingdom–2.62%
Assura PLC	675,571	404,035
Capital & Counties Properties PLC	100,871	119,590
Derwent London PLC	16,248	363,233
LondonMetric Property PLC	274,162	532,958
Segro PLC	84,544	708,415
UNITE Group PLC (The)	49,982	473,962
		2,602,193
United States–64.28%
Agree Realty Corp.	20,308	1,372,415
Alexandria Real Estate Equities, Inc.	18,212	2,553,140
American Homes 4 Rent, Class A	18,454	605,476
American Tower Corp.	7,266	1,560,010
AvalonBay Communities, Inc.	22,613	4,165,088
Brixmor Property Group, Inc.	52,987	978,670
CubeSmart	40,600	1,626,436
Digital Realty Trust, Inc.	30,127	2,987,996
Duke Realty Corp.	22,783	1,098,141
Equinix, Inc.	5,674	3,227,598
Equity LifeStyle Properties, Inc.	29,359	1,844,919
Equity Residential	10,186	684,703
Essential Properties Realty Trust, Inc.	38,865	755,924
Federal Realty Investment Trust	9,531	858,934
Gaming and Leisure Properties, Inc.	25,906	1,146,081
Healthcare Realty Trust, Inc.	91,081	1,899,039
Healthpeak Properties, Inc.	43,609	999,518
Hilton Worldwide Holdings, Inc.	1,433	172,848
Invitation Homes, Inc.	114,970	3,882,537

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
United States–(continued)
Kimco Realty Corp.	143,358	$2,639,221
Lamar Advertising Co., Class A	3,984	328,640
Life Storage, Inc.	19,362	2,144,535
Prologis, Inc.	55,700	5,659,120
Realty Income Corp.	44,548	2,592,694
Rexford Industrial Realty, Inc.	44,640	2,321,280
Ryman Hospitality Properties, Inc.	5,242	385,759
SITE Centers Corp.	28,822	308,684
Sun Communities, Inc.	20,458	2,768,581
Terreno Realty Corp.	14,421	764,169
UDR, Inc.	98,035	4,089,040
Ventas, Inc.	42,127	1,692,242
VICI Properties, Inc.	128,619	3,839,277
Welltower, Inc.	28,087	1,806,556
		63,759,271
Total Common Stocks & Other Equity Interests (Cost $112,546,080)		98,448,710
Money Market Funds–1.36%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(e)(f)	462,483	462,483
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(e)(f)	357,994	358,065
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 2.87%(e)(f)	528,551	$528,551
Total Money Market Funds (Cost $1,349,038)		1,349,099
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.62% (Cost $113,895,118)		99,797,809
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.05%
Invesco Private Government Fund, 3.01%(e)(f)(g)	14,756	14,756
Invesco Private Prime Fund, 3.11%(e)(f)(g)	37,955	37,955
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,711)		52,711
TOTAL INVESTMENTS IN SECURITIES—100.67% (Cost $113,947,829)		99,850,520
OTHER ASSETS LESS LIABILITIES–(0.67)%		(664,839)
NET ASSETS–100.00%		$99,185,681
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2022 represented less than 1% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at September 30, 2022.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$414,569	$10,500,150	$(10,452,236)	$-	$-	$462,483	$2,533
Invesco Liquid Assets Portfolio, Institutional Class	431,297	7,500,107	(7,573,417)	60	18	358,065	2,638
Invesco Treasury Portfolio, Institutional Class	473,793	12,000,171	(11,945,413)	-	-	528,551	3,640
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,021,182	(1,006,426)	-	-	14,756	189*
Invesco Private Prime Fund	-	2,625,758	(2,588,015)	-	212	37,955	497*
Total	$1,319,659	$33,647,368	$(33,565,507)	$60	$230	$1,401,810	$9,497

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$2,656,439	$—	$2,656,439
Belgium	—	1,627,189	—	1,627,189
Canada	2,259,789	—	—	2,259,789
France	—	382,781	—	382,781
Germany	—	2,064,862	—	2,064,862
Hong Kong	—	5,463,582	—	5,463,582
Israel	—	907,313	—	907,313
Japan	—	12,205,939	—	12,205,939
Macau	—	963,407	—	963,407
Malta	—	—	6,109	6,109
Singapore	—	2,471,917	—	2,471,917
Sweden	—	1,077,919	—	1,077,919
United Kingdom	—	2,602,193	—	2,602,193
United States	63,759,271	—	—	63,759,271
Money Market Funds	1,349,099	52,711	—	1,401,810
Total Investments	$67,368,159	$32,476,252	$6,109	$99,850,520
Invesco V.I. Global Real Estate Fund